Initial Public Offering - Additional Information (Detail) - ZANITE ACQUISITION CORP [Member] - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 19, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants		$ 4,600,000	$ 9,650,000	$ 4,600,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 10		$ 11.5
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Immediate remeasurement of the Class A common stock to the redemption include amount related to difference of issuance price and redemption price of stock		$ 2,300,000		$ 2,300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	23,000,000
Sale of stock issue price per share	$ 10	$ 11.5		$ 11.5
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Shares subject to redemption in connection with the liquidation		23,000,000		23,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	3,000,000